ICA File Number: 811-03070

Reporting Period: 07/01/2006 -6/30/2007

Hilliard-Lyons Government Fund, Inc.

FORM N-PX

Annual Report of Proxy Voting Record of Registered

Management Investment Company

Investment Company file number: 811-03070

Hilliard-Lyons Government Fund, Inc.

(Exact Name of Registrant as specified in the charter)

500 West Jefferson Street, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

Joseph C. Curry, Jr. Hilliard-Lyons Government Fund, Inc. P.O. Box 32760 Louisville, KY 40232-2760	Carol Gehl Godfrey & Kahn, S.C. 780 N. Water St. Milwaukee, WI 53202-3590
(Name and address of agents for service)

Date of Fiscal Year End: August 31

Date of reporting period: July 1, 2006 through June 30, 2007

The Fund held no securities during the period covered by the report in which there was a securityholder vote. Accordingly, there is no proxy vote to report.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By:	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President
Date: August 17, 2007